Investment in Affiliates (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended			8 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Navios Partners	Sep. 30, 2013 Navios Partners	Dec. 31, 2013 Navios Partners	Dec. 31, 2012 Navios Partners	Dec. 31, 2011 Navios Partners	Jun. 29, 2012 Navios Partners	Dec. 31, 2013 Acropolis	Dec. 31, 2012 Acropolis	Dec. 31, 2011 Acropolis	Sep. 30, 2013 Navios Acquisition	Dec. 31, 2013 Navios Acquisition	Dec. 31, 2012 Navios Acquisition	Dec. 31, 2011 Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
General Partner Interest							2.00%
Number of outstanding subordinated units converted into common units							7,621,843
Reclassification of investments in available for sale securities to investments in affiliates	$ 0	$ 82,572	$ 0					$ 82,572
Reclassification of accumulated other comprehensive income to investments in affiliates	0	6,158	0					6,158
Number of outstanding subordinated Series A units converted into common units							7,621,843		1,000,000
Units issued in public offering				4,600,000	10,925,000
Payments For Repurchase Of Initial Public Offering				1,472	3,168
Income before equity in net earnings of affiliated companies	(128,895)	127,646	6,030
Equity in net earnings of affiliated companies	19,344	48,228	35,246		15,991	32,857	36,294	14,962					(6,171)	(20,759)	(1,070)	6,526
Gain from the sale of shares by the equity method				9,497
Common Stock Shares Outstanding	104,261,029	103,255,409				14,223,763
Ownership percentage of Navios Holdings						19.60%				50.00%				50.50%
General Partners Capital Account Units Outstanding							14,223,763
Investment in affiliates	335,303	197,291	117,088			110,516	103,953			350	420			219,664	92,896
Difference between carrying amount of investment and underlying equity in net assets of equity method investee						42,412	51,528							12,052	17,450
Carrying amount of available for sale securities						0	0
Dividends received	10,126	5,202	3,901			29,461	27,916	25,640		433	140	602		10,126	5,202	3,901
Percentage of voting stock of Navios Holdings in Navios Acquisition			45.00%											47.80%
Shares issued in multiple offerings														94,097,529
Acquisition of common stock shares														46,969,669
Payments to acquire common stock														$ 160,001
Profit Sharing Arrangement										Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.